UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Health Care - 26.4%
Biotechnology - 9.1%
Acorda Therapeutics, Inc. (a)	122,800	$2,505,120
Alexion Pharmaceuticals, Inc. (a)	94,100	3,834,575
Allos Therapeutics, Inc. (a)	355,400	2,597,974
BioMarin Pharmaceutical, Inc. (a)	105,300	1,929,096
Cougar Biotechnology, Inc. (a)	68,800	1,747,520
Genomic Health, Inc. (a)	179,700	3,311,871
Incyte Corp. Ltd. (a)	234,600	973,590
OSI Pharmaceuticals, Inc. (a)	62,500	2,371,875
Pharmasset, Inc. (a)	99,700	1,782,636
United Therapeutics Corp. (a)	35,600	3,105,388

		24,159,645

Health Care Equipment & Supplies - 7.4%
Abiomed, Inc. (a)	103,100	1,503,198
Immucor, Inc. (a)	140,600	3,732,930
Insulet Corp. (a)	108,800	609,280
Masimo Corp. (a)	132,600	4,241,874
Meridian Bioscience, Inc.	151,100	3,714,038
Mindray Medical International Ltd. (ADR)	43,200	931,392
NuVasive, Inc. (a)	99,800	4,699,582

		19,432,294

Health Care Providers & Services - 5.3%
CardioNet, Inc. (a)	89,100	2,280,069
Catalyst Health Solutions, Inc. (a)	62,300	1,051,001
IPC The Hospitalist Co. Inc (a)	126,800	2,581,648
LHC Group, Inc. (a)	129,400	4,565,232
Psychiatric Solutions, Inc. (a)	102,300	3,405,567

		13,883,517

Health Care Technology - 2.0%
Cerner Corp. (a)	32,800	1,221,144
MedAssets, Inc. (a)	272,900	3,937,947

		5,159,091

Life Sciences Tools & Services - 2.0%
Icon PLC (Sponsored) (ADR) (a)	163,700	4,153,069
Illumina, Inc. (a)	39,500	1,217,785

		5,370,854

Pharmaceuticals - 0.6%
Alexza Pharmaceuticals, Inc. (a)	165,300	471,105
XenoPort, Inc. (a)	30,000	1,248,300

		1,719,405

		69,724,806

Information Technology - 21.1%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	125,600	3,117,392
Netgear, Inc. (a)	122,700	1,355,835

		4,473,227

Computers & Peripherals - 0.7%
3PAR, Inc. (a)	312,600	1,994,388

Internet Software & Services - 5.0%
comScore, Inc. (a)	195,100	2,380,220
Constant Contact, Inc. (a)	156,600	1,880,766
DealerTrack Holdings, Inc. (a)	22,410	240,459
Digital River, Inc. (a)	121,600	3,013,248
VistaPrint Ltd. (a)	181,400	3,096,498
Websense, Inc. (a)	133,200	2,600,064

		13,211,255

IT Services - 1.8%
CyberSource Corp. (a)	236,300	2,871,045
Global Payments, Inc.	49,700	2,013,347

		4,884,392

Semiconductors & Semiconductor Equipment - 6.9%
Atheros Communications, Inc. (a)	44,000	790,680
Cymer, Inc. (a)	15,200	371,944
Hittite Microwave Corp. (a)	111,020	3,638,125
Integrated Device Technology, Inc. (a)	164,644	1,047,136
Intellon Corp. (a)	344,600	975,218
MKS Instruments, Inc. (a)	108,100	2,005,255
ON Semiconductor Corp. (a)	705,659	3,605,918
PMC - Sierra, Inc. (a)	499,300	2,336,724
Verigy Ltd. (a)	233,400	3,384,300

		18,155,300

Software - 5.0%
Blackbaud, Inc.	119,000	1,808,800
Commvault Systems, Inc. (a)	176,320	1,886,624
Concur Technologies, Inc. (a)	25,400	640,842
Informatica Corp. (a)	157,740	2,216,247
MICROS Systems, Inc. (a)	41,620	708,789
Solera Holdings, Inc. (a)	97,400	2,424,286
SuccessFactors, Inc. (a)	240,700	1,923,193
THQ, Inc. (a)	210,250	1,566,362

		13,175,143

		55,893,705

Industrials - 19.9%
Aerospace & Defense - 1.7%
Hexcel Corp. (a)	338,400	4,466,880

Commercial Services & Supplies - 2.5%
Copart, Inc. (a)	56,900	1,985,810
Stericycle, Inc. (a)	80,360	4,695,435

		6,681,245

Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	77,200	956,508

Electrical Equipment - 3.3%
Ametek, Inc.	98,900	3,288,425
Baldor Electric Co.	151,300	2,656,828
EnerSys (a)	160,600	2,123,132
Polypore International, Inc. (a)	90,700	773,671

		8,842,056

Machinery - 6.7%
Actuant Corp.-Class A	172,800	3,098,304
Bucyrus International, Inc.-Class A	155,400	3,749,802
Chart Industries, Inc. (a)	142,400	1,939,488
Colfax Corp. (a)	137,500	1,171,500
IDEX Corp.	144,350	3,346,033
Kaydon Corp.	35,400	1,182,714
RBC Bearings, Inc. (a)	62,600	1,485,498
Valmont Industries, Inc.	29,700	1,626,966

		17,600,305

Marine - 1.3%
Kirby Corp. (a)	96,600	3,315,312

Professional Services - 3.4%
Duff & Phelps Corp.-Class A (a)	67,100	1,274,900
FTI Consulting, Inc. (a)	71,100	4,141,575
Huron Consulting Group, Inc. (a)	64,600	3,512,302

		8,928,777

Road & Rail - 0.6%
Kansas City Southern (a)	54,600	1,685,502

		52,476,585

Consumer Discretionary - 15.7%
Diversified Consumer Services - 5.5%
American Public Education, Inc. (a)	59,100	2,616,357
Corinthian Colleges, Inc. (a)	185,500	2,648,940
K12, Inc. (a)	145,100	3,990,250
Strayer Education, Inc.	23,500	5,317,345

		14,572,892

Hotels, Restaurants & Leisure - 2.3%
Great Wolf Resorts, Inc. (a)	414,300	783,027
Orient-Express Hotels Ltd.-Class A	83,680	1,029,264
Panera Bread Co.-Class A (a)	6,000	270,720
Red Robin Gourmet Burgers, Inc. (a)	108,520	1,648,419
Texas Roadhouse, Inc.-Class A (a)	325,500	2,285,010

		6,016,440

Internet & Catalog Retail - 1.7%
NetFlix, Inc. (a)	180,100	4,459,276

Media - 3.0%
Morningstar, Inc. (a)	36,000	1,347,840
National CineMedia, Inc.	333,900	2,704,590
RHI Entertainment, Inc. (a)	286,200	3,835,080

		7,887,510

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	25,200	958,104

Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	79,500	884,040
Citi Trends, Inc. (a)	154,620	2,586,793
Hibbett Sports, Inc. (a)	230,800	4,110,548

		7,581,381

		41,475,603

Energy - 8.5%
Energy Equipment & Services - 5.1%
Complete Production Services, Inc. (a)	224,300	2,779,077
Core Laboratories NV	27,530	2,028,961
Dril-Quip, Inc. (a)	57,000	1,407,900
Oceaneering International, Inc. (a)	70,800	1,994,436
Superior Energy Services, Inc. (a)	115,700	2,466,724
T-3 Energy Services, Inc.-Class 3 (a)	58,300	1,405,613
Tesco Corp. (a)	126,900	1,444,122

		13,526,833

Oil, Gas & Consumable Fuels - 3.4%
Bill Barrett Corp. (a)	69,700	1,421,880
BPZ Resources, Inc. (a)	84,900	840,510
Cabot Oil & Gas Corp.	76,200	2,138,934
Carrizo Oil & Gas, Inc. (a)	13,700	320,443
Concho Resources, Inc./Midland TX (a)	37,900	805,375
Newfield Exploration Co. (a)	45,900	1,054,782
Penn Virginia Corp.	60,900	2,263,653

		8,845,577

		22,372,410

Financials - 4.9%
Capital Markets - 4.9%
Affiliated Managers Group, Inc. (a)	60,200	2,792,076
Greenhill & Co., Inc.	69,100	4,558,527
KBW, Inc. (a)	27,300	799,344
optionsXpress Holdings, Inc.	110,720	1,966,387
Stifel Financial Corp. (a)	63,000	2,749,950

		12,866,284

Materials - 1.3%
Chemicals - 1.3%
Calgon Carbon Corp. (a)	133,400	1,776,888
Ferro Corp.	110,900	1,716,732

		3,493,620

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
SBA Communications Corp.-Class A (a)	159,400	3,345,806

Total Common Stocks (cost $311,610,006)		261,648,819

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $5,873,782)	5,873,782	5,873,782

Total Investments - 101.3% (cost $317,483,788)		267,522,601
Other assets less liabilities - (1.3)%		(3,322,250)

Net Assets - 100.0%		$264,200,351

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$267,522,601		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$267,522,601		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2008